Right-of-use Assets -Summary of Evolution of the Group's Right-of-use Assets (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 ARS ($)
Disclosure of quantitative information about right-of-use assets [line items]
Increases	$ 39,779
Balances	61,391
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balances	773
Exploitation Facilities and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balances	16,604
Machinery and equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balances	29,225
Gas Stations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balances	4,646
Transportation equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balances	10,143
Initial application of IFRS 16 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balances	23,059
Initial application of IFRS 16 [Member] | Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balances	450
Initial application of IFRS 16 [Member] | Exploitation Facilities and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balances	6,732
Initial application of IFRS 16 [Member] | Machinery and equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balances	8,612
Initial application of IFRS 16 [Member] | Gas Stations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balances	3,356
Initial application of IFRS 16 [Member] | Transportation equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balances	3,909
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	39,779
Decreases and reclassifications	(2,548)
Translation differences	15,318
Adjustment for inflation	275
Right of use assets	75,883
Cost [member] | Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	266
Translation differences	310
Right of use assets	1,026
Cost [member] | Exploitation Facilities and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	13,129
Decreases and reclassifications	(1,162)
Translation differences	4,587
Right of use assets	23,286
Cost [member] | Machinery and equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	19,429
Decreases and reclassifications	(1,264)
Translation differences	6,189
Right of use assets	32,966
Cost [member] | Gas Stations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	163
Decreases and reclassifications	(58)
Translation differences	1,687
Adjustment for inflation	275
Right of use assets	5,423
Cost [member] | Transportation equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	6,792
Decreases and reclassifications	(64)
Translation differences	2,545
Right of use assets	13,182
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	12,530
Decreases and reclassifications	(807)
Translation differences	2,769
Right of use assets	14,492
Accumulated depreciation [member] | Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	208
Translation differences	45
Right of use assets	253
Accumulated depreciation [member] | Exploitation Facilities and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	6,051
Decreases and reclassifications	(507)
Translation differences	1,138
Right of use assets	6,682
Accumulated depreciation [member] | Machinery and equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	3,174
Decreases and reclassifications	(283)
Translation differences	850
Right of use assets	3,741
Accumulated depreciation [member] | Gas Stations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	667
Decreases and reclassifications	(7)
Translation differences	117
Right of use assets	777
Accumulated depreciation [member] | Transportation equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	2,430
Decreases and reclassifications	(10)
Translation differences	619
Right of use assets	$ 3,039